UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $305,043 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBAC FINL GROUP INC           COM              023139108      440     4000 SH  PUT  SOLE                     4000
AMBAC FINL GROUP INC           COM              023139108       50     4000 SH  CALL SOLE                     4000
ARCH CAP GROUP LTD             ORD              G0450A105     3755    55600 SH       SOLE                    55600
ASSET ACCEP CAP CORP           COM              04543P100     9303  1283200 SH       SOLE                  1283200
ASSOCIATED BANC CORP           COM              045487105     3624   317300 SH       SOLE                   317300
ASSURED GUARANTY LTD           COM              G0585R106    24683  1271000 SH       SOLE                  1271000
CITIZENS REPUBLIC BANCORP IN   COM              174420109     1946  2560000 SH       SOLE                  2560000
COINSTAR INC                   COM              19259P300    30876   936200 SH       SOLE                   936200
COMCAST CORP NEW               CL A             20030N101    14843   879300 SH       SOLE                   879300
COWEN GROUP INC                COM              223621103     1224   171900 SH       SOLE                   171900
ICT GROUP INC                  COM              44929Y101      604    57512 SH       SOLE                    57512
IMS HEALTH INC                 COM              449934108     5290   344600 SH       SOLE                   344600
LIBERTY GLOBAL INC             COM SER A        530555101    11416   505790 SH       SOLE                   505790
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    10868   519493 SH       SOLE                   519493
MACYS INC                      COM              55616P104    11033   603200 SH       SOLE                   603200
MARSHALL & ILSLEY CORP NEW     COM              571837103     8408  1041900 SH       SOLE                  1041900
MBIA INC                       COM              55262C100    35390  4560507 SH       SOLE                  4560507
MBIA INC                       COM              55262C100     1221    10100 SH  CALL SOLE                    10100
MF GLOBAL LTD                  SHS              G60642108    18909  2601000 SH       SOLE                  2601000
MGIC INVT CORP WIS             COM              552848103     2911   392800 SH       SOLE                   392800
NCR CORP NEW                   COM              62886E108     3980   288000 SH       SOLE                   288000
PHH CORP                       COM NEW          693320202    15086   760400 SH       SOLE                   760400
POLYONE CORP                   COM              73179P106    21645  3245152 SH       SOLE                  3245152
RADIO ONE INC                  CL D NON VTG     75040P405     5016  5117898 SH       SOLE                  5117898
REGIONS FINANCIAL CORP NEW     COM              7591EP100     7098  1143000 SH       SOLE                  1143000
SLM CORP                       COM              78442P106     9213  1056500 SH       SOLE                  1056500
SOUTH FINL GROUP INC           COM              837841105     4325  2942200 SH       SOLE                  2942200
TICKETMASTER ENTMT INC         COM              88633P302    22598  1933121 SH       SOLE                  1933121
UNITED ONLINE INC              COM              911268100     4240   527400 SH       SOLE                   527400
YAHOO INC                      COM              984332106    15048   844900 SH       SOLE                   844900